EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Classes of Share Capital	The Company’s shares consist of the following:

	December 31, 2022	Movement in year	December 31, 2023	Movement in year	December 31, 2024
Issued shares	877,809,772	(25,000,000)	852,809,772	—	852,809,772
Treasury shares	(72,471,843)	38,933,827	(33,538,016)	(50,725,134)	(84,263,150)
Total outstanding shares	805,337,929	13,933,827	819,271,756	(50,725,134)	768,546,622

Earnings Per Share	The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022
Net income attributable to equity holders of the parent	1,339	919	9,302
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	788	842	911
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	791	845	914

Dividends

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2021	Annual general shareholders’ meeting on May 4, 2022	0.38	June 10, 2022	332
Dividend for financial year 2022	Annual general shareholders’ meeting on May 2, 2023	0.44	June 15, 2023 and December 7, 2023	369
Dividend for financial year 2023	Annual general shareholders’ meeting on April 30, 2024	0.50	June 12, 2024 and December 4, 2024	393

Schedule of Subsidiaries	2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2024. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the
Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
North America
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Texas HBI LLC	USA	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.08%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
ArcelorMittal Pecém	Brazil	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
Sustainable Solutions
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
AM Green Energy Private Limited [1]	India	74.00%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd [2] ("AML")	Liberia	85.00%
Others
ArcelorMittal South Africa Ltd.[3] ("AMSA")	South Africa	69.22%
PJSC ArcelorMittal Kryvyi Rih ("AMKR")	Ukraine	95.13%
1.Rights to variable returns are 100%.
2.ArcelorMittal Liberia Ltd is incorporated in Cyprus.
3.Voting rights are 53.05%.
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022.

Name of Subsidiary	Country of incorporation and operation	% of non- controlling interests and non- controlling voting rights at December 31, 2024	% of non- controlling interests and non- controlling voting rights at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2024	Non- controlling interests at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023	Non- controlling interests at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2022
AMSA	South Africa	30.78%	30.78%	(98)	19	(67)	115	55
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	8	111	3	115	5
AMKR	Ukraine	4.87%	4.87%	(11)	41	(15)	55	(68)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	56	186	55	225	60
Hera Ermac[2]	Luxembourg	—	—	—	532	—	532	—
AMMC	Canada	15.00%	15.00%	109	543	149	561	183
Finocas[5]	Belgium	50.00%	50.00%	2	297	1	135	—
Arceo	Belgium	62.86%	62.86%	5	143	3	150	1
AML[3]	Liberia	15.00%	15.00%	(18)	(156)	(11)	(169)	—
ArcelorMittal Texas HBI[4]	USA	20.00%	20.00%	(17)	199	(8)	216	(9)
Other				5	148	(7)	172	9
Total				41	2,063	103	2,107	236
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 30, 2026
(see note 11.2).
3.AML is incorporated in Cyprus. On December 17, 2024, December 21, 2023 and December 20, 2022, ArcelorMittal fully settled 200, 100 and 300 capital increases, respectively, in ArcelorMittal Liberia Ltd including 30, 15 and 45, respectively, on behalf of non-controlling interests.
4.On June 30, 2022, ArcelorMittal acquired a 80% controlling stake in ArcelorMittal Texas HBI (see note 2.2.4).
5.ArcelorMittal holds a 50% controlling interest in Finocas NV ("FInocas"). ArcelorMittal controls Finocas on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. As from January 1, 2051, the Flemish Region has the right to acquire the 50% interest held in Finocas by the Company at a price equivalent to the fair market value of the shares on that date as determined by an independent expert if a capital decrease requested by any of the shareholders is not approved by the general meeting of shareholders.

Financial Information of Subsidiaries with Material Non-controlling Interests	The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2024 and 2023 and summarized statements of operations and summarized statements of cash flows for the years ended December 31,
2024, 2023 and 2022.

	December 31, 2024
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Current assets	858	337	576	246	199	1,517	199	253	390	404
Non-current assets	426	117	1,157	183	990	3,252	32	1,518	205	713
Total assets	1,284	454	1,733	429	1,189	4,769	231	1,771	595	1,117
Current liabilities	812	273	872	87	55	499	—	1,143	2	97
Non-current liabilities	410	20	176	14	175	479	—	1,500	—	24
Net assets	62	161	685	328	959	3,791	231	(872)	593	996

	December 31, 2024
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,104	530	1,606	818	—	2,921	—	188	8	599
Net (loss) income	(317)	12	(221)	122	62	710	8	(118)	4	(88)
Total comprehensive income (loss)	(317)	9	(209)	118	62	720	8	(118)	4	(85)

	December 31, 2024
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	19	20	150	126	37	1,055	6	16	5	87
Net cash provided by / (used in) investing activities	(64)	(16)	(102)	(7)	(36)	(81)	(1)	(579)	(350)	(19)
Net cash provided by / (used in) financing activities	35	(9)	(49)	(117)	(1)	(872)	(6)	560	344	—
Impact of currency movements on cash	(1)	(2)	(1)	(4)	—	—	(6)	—	1	—
Cash and cash equivalents:
At the beginning of the year / at acquisition date	134	77	14	14	7	112	95	5	—	1
At the end of the year	123	70	12	12	7	214	88	2	—	69
Dividend to non-controlling interests	—	(7)	—	(49)	—	(128)	(3)	—	—	—

	December 31, 2023
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Current assets	1,058	318	561	293	166	1,860	205	186	52	361
Non-current assets	464	113	1,230	232	990	3,108	39	919	218	812
Total assets	1,522	431	1,791	525	1,156	4,968	244	1,105	270	1,173
Current liabilities	876	251	638	94	58	530	—	546	3	68
Non-current liabilities	273	17	168	15	200	504	—	1,512	—	25
Net assets	373	163	985	416	898	3,934	244	(953)	267	1,080

	December 31, 2023
Summarized statements of operations	AMSA	Sonasi d	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,256	471	1,144	915	—	3,216	—	248	—	732
Net income (loss)	(217)	4	(328)	128	(51)	943	5	(85)	2	(40)
Total comprehensive income (loss)	(216)	13	(336)	127	(51)	935	5	(85)	2	(43)

	December 31, 2023
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	52	16	49	209	33	997	10	90	1	125
Net cash provided by / (used in) investing activities	(93)	(20)	(112)	(66)	509	(553)	(7)	(314)	(1)	(122)
Net cash provided by / (used in) financing activities	27	(13)	52	(148)	(535)	(538)	(3)	225	—	(6)
Impact of currency movements on cash	(9)	5	(1)	1	—	—	2	—	—	—
Cash and cash equivalents:
At the beginning of the year	157	89	26	18	—	206	93	4	—	4
At the end of the year	134	77	14	14	7	112	95	5	—	1
Dividend to non-controlling interests	—	(4)	—	(62)	—	(79)	(2)	—	—	(1)

	December 31, 2022
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,516	471	1,435	1,032	—	3,467	—	303	—	462
Net income (loss)	177	9	(1,429)	141	(55)	1,171	2	4	—	(43)
Total comprehensive income (loss)	178	15	(1,386)	140	(55)	1,273	2	4	—	(43)

	December 31, 2022
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	22	30	77	202	17	1,159	6	154	—	125
Net cash provided by / (used in) investing activities	(69)	(14)	(73)	(59)	(11)	432	6	(452)	(39)	(133)
Net cash provided by / (used in) financing activities	5	(15)	(20)	(156)	(6)	(1,601)	(3)	300	39	—
Impact of currency movements on cash	(4)	(11)	(6)	—	—	—	(5)	—	—	—
Cash and cash equivalents:
At the beginning of the year	203	99	48	31	—	216	89	2	—	12
At the end of the year	157	89	26	18	—	206	93	4	—	4
Dividend to non-controlling interests	—	(10)	—	(71)	—	(237)	(2)	—	—	—